Intangible Assets, Net - Schedule of Estimated Future Amortization Expense of Intangible Assets (Details) - Dec. 31, 2025	HKD ($)	USD ($)
Schedule of Estimated Future Amortization Expense of Intangible Assets [Abstract]
2026	$ 1,868,004	$ 240,002
2027	1,868,004	240,002
2028	1,868,004	240,002
2029	1,750,984	224,966
2030+	4,000,000	513,920
Total	$ 11,354,996	$ 1,458,892